Taxation - Schedule of Operating Tax Losses Carried Forward (Details) ¥ in Thousands	Jun. 30, 2025 CNY (¥)
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended	¥ 210,288
Loss expiring for the year ended December 31, 2026 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended	29,900
Loss expiring for the year ended December 31, 2027 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended	54,061
Loss expiring for the year ended December 31, 2028 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended	76,033
Loss expiring for the year ended December 31, 2029 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended	42,840
Loss expiring for the year ended December 31, 2030 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended
Loss expiring for the year ended December 31, 2031 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended
Loss expiring for the year ended December 31, 2032 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended
Loss expiring for the year ended December 31, 2033 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended
Loss expiring for the year ended December 31, 2034 and thereafter [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended	¥ 7,454